INCOME TAX (Details 1) - Canadian Taxable Loss [Member]	12 Months Ended
Dec. 31, 2017 CAD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
2026	$ 313,100
2027	515,300
2028	367,400
2029	1,157,900
2030	307,400
2031	301,400
2032 to 2037	2,083,600
Total	$ 5,046,100